Shareholder Report, Holdings (Details) - OTG Latin America ETF [Member]	Sep. 30, 2025
Nu Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Cemex S.A.B. de C.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
TOTVS SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Lojas Renner SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
XP, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
Wal Mart de Mexico S.A.B. de C.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Southern Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Petroleo Brasileiro SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Banco Itaú Chile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.75%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.07%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.48%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.41%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.65%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%